Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Major Components Of Securities Available For Sale ("AFS") And Held To Maturity ("HTM") At Amortized Cost And Estimated Fair Value [Table Text Block]

	December 31, 2012				December 31, 2011
(In thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale:
U.S. Government sponsored entities	$2,482	$86	$-	$2,568	$5,274	$102	$-	$5,376
State and political subdivisions	14,690	613	-	15,303	17,031	856	(9)	17,878
Residential mortgage-backed securities	43,984	1,684	(123)	45,545	56,546	1,655	(277)	57,924
Commercial mortgage-backed securities	4,423	42	(2)	4,463	208	2	-	210
Corporate and other securities	21,741	490	(572)	21,659	7,799	5	(427)	7,377
Total securities available for sale	$87,320	$2,915	$(697)	$89,538	$86,858	$2,620	$(713)	$88,765
Held to maturity:
U.S. Government sponsored entities	$5,050	$38	$-	$5,088	$-	$-	$-	$-
State and political subdivisions	2,746	288	-	3,034	2,992	192	-	3,184
Residential mortgage-backed securities	11,048	374	(13)	11,409	13,083	329	(31)	13,381
Commercial mortgage-backed securities	2,671	539	-	3,210	2,696	618	-	3,314
Total securities held to maturity	$21,515	$1,239	$(13)	$22,741	$18,771	$1,139	$(31)	$19,879

Remaining Contractual Maturities And Yields Of Securities Within The Investment Portfolios [Table Text Block]

	Within one year		After one through five years		After five through ten years		After ten years		Total carrying value
(In thousands, except percentages)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Available for sale at fair value:
U.S. Government sponsored entities	$-	-%	$651	1.61%	$8	0.97%	$1,909	2.75%	$2,568	2.46%
State and political subdivisions	-	-	431	2.67	10,530	3.01	4,342	3.57	15,303	3.16
Residential mortgage-backed securities	52	3.39	207	4.34	754	4.42	44,532	2.85	45,545	2.89
Commercial mortgage-backed securities	-	-	-	-	-	-	4,463	2.68	4,463	2.68
Corporate and other securities	-	-	2,346	2.33	5,788	3.60	13,525	2.05	21,659	1.72
Total securities available for sale	$52	3.39%	$3,635	2.36%	$17,080	3.27%	$68,771	2.72%	$89,538	2.63%
Held to maturity at cost:
U.S. Government sponsored entities	$-	-%	$-	-%	$-	-%	$5,050	1.96%	$5,050	1.96%
State and political subdivisions	624	0.75	-	-	-	-	2,122	4.70	2,746	3.80
Residential mortgage-backed securities	40	3.70	762	4.75	965	4.98	9,281	2.38	11,048	2.77
Commercial mortgage-backed securities	-	-	-	-	-	-	2,671	5.40	2,671	5.40
Total securities held to maturity	$664	0.93%	$762	4.75%	$965	4.98%	$19,124	2.95%	$21,515	3.04%

Fair Value Of Securities With Unrealized Losses By Length Of Time That The Individual Securities Have Been In A Continuous Unrealized Loss Position [Table Text Block]

	December 31, 2012
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
Residential mortgage-backed securities	5	$3,272	$(43)	$1,951	$(80)	$5,223	$(123)
Commercial mortgage-backed securities	4	2,351	(2)	-	-	2,351	(2)
Corporate and other securities	6	2,486	(26)	2,994	(546)	5,480	(572)
Total temporarily impaired securities	15	$8,109	$(71)	$4,945	$(626)	$13,054	$(697)
Held to maturity:
Residential mortgage-backed securities	3	$838	$(2)	$279	$(11)	$1,117	$(13)
Total temporarily impaired securities	3	$838	$(2)	$279	$(11)	$1,117	$(13)

	December 31, 2011
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
State and political subdivisions	2	$424	$(9)	$-	$-	$424	$(9)
Residential mortgage-backed securities	6	4,512	(80)	871	(197)	5,383	(277)
Corporate and other securities	8	5,038	(173)	1,334	(254)	6,372	(427)
Total temporarily impaired securities	16	$9,974	$(262)	$2,205	$(451)	$12,179	$(713)
Held to maturity:
Residential mortgage-backed securities	3	$2,545	$(4)	$542	$(27)	$3,087	$(31)
Total temporarily impaired securities	3	$2,545	$(4)	$542	$(27)	$3,087	$(31)

Gross Realized Gains (Losses) On Securities [Table Text Block]

	For the years ended December 31,
(In thousands)	2012	2011
Available for sale:
Realized gains	$570	$484
Realized losses	(4)	(63)
Total securities available for sale	566	421
Held to maturity:
Realized gains	7	-
Realized losses	-	(118)
Total securities held to maturity	7	(118)
Net gains on sales of securities	$573	$303